[CHAPMAN AND CUTLER LETTERHEAD]

May 15, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
Academy Funds Trust
(Registration Nos. 333-146827, 811-22135)

Ladies and Gentlemen:

On behalf of Academy Funds Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 44 and under the Investment Company Act of 1940, as amended, Amendment No. 45 to the Registrant’s registration statement on Form N‑1A (the “Amendment”). The Amendment relates to the Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series, a series of the Registrant. The Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3484.

Very truly yours,

Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures